UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[photo – The U.S. Treasury Department building]

Semi-annual report for the six months ended February 28, 2009

U.S. Government Securities FundSM seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	2.50%	3.54%	4.77%

The total annual fund operating expense ratio was 0.77% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 25 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.06%. The fund’s distribution rate for Class A shares as of that date was 3.28%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings.

Fellow shareholders:

[photo – close up of statue in front of U.S. Treasury Department building]

U.S. government bonds benefited from a flight to quality over the past six months, as the financial crisis deepened and the economy slipped further into recession. As a result, U.S. Government Securities Fund produced a total return of 4.7% for the six months ended February 28, 2009.

The fund’s results compare favorably with its peer group, the Lipper General U.S. Government Funds Average, which recorded a 3.4% return for the same period. However, the fund’s benchmark index, the Citigroup Treasury/Government Sponsored/Mortgage Index, compiled better results, reporting a 5.9% return. The fund’s lower results relative to the index owe largely to weaker prices for a handful of AAA-rated, nongovernment bonds held in the portfolio. Additionally, index returns do not include expenses.

Income is an important part of the fund’s total return. For the six-month period, the fund paid monthly dividends totaling approximately 23 cents a share. This represents an income return of 1.7%, equivalent to 3.4% annualized. A gain in the fund’s share price, from $13.56 to $13.97, further boosted the fund’s total return.

[Begin Sidebar]
Results at a glance

For periods ended February 28, 2009, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)

U.S. Government Securities Fund
(Class A shares)	4.91%	4.07%	5.03%	6.66%

Lipper General U.S. Government
Funds Average*	2.18	3.39	4.72	6.47

Citigroup Treasury/Government
Sponsored/Mortgage Index†	6.48	5.26	6.10	7.79

*Lipper averages do not reflect the effect of sales charges.
†The index is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Bond market overview

The fund’s current fiscal year began September 1, 2008, with global financial markets on the threshold of momentous disruptions. In the first few weeks of the month, the federal government took over mortgage giants Fannie Mae and Freddie Mac, as well as troubled insurer AIG; Lehman Brothers, a major investment bank, filed for bankruptcy; the Federal Deposit Insurance Corporation arranged a takeover of faltering Washington Mutual bank; and Merrill Lynch sold itself to Bank of America. Arranged takeovers of other faltering banks followed in October. This cascade of developments set the stage for a broad-based downturn in stocks, bonds and commodities. Government bonds bucked the downtrend, as wary investors flocked to the safety of U.S. Treasuries.

These events were largely precipitated by the ongoing slump in real estate prices and mounting losses on mortgage-related securities. Loan losses have been particularly severe for financial institutions and the impact has been global, leading to a worldwide crisis for financial markets.

To address deteriorating economic and market conditions, Congress passed the Emergency Economic Stabilization Act, which authorized the Treasury to establish the $700 billion Troubled Assets Relief Program (TARP) promoting stability in financial institutions. Additionally, the Federal Reserve established several facilities to help increase liquidity in the debt markets and slashed its federal funds rate in mid-December to a range of 0%–0.25%, a historic low. In the wake of these actions, yields on U.S. Treasuries also declined to historic lows. (A bond’s price rises when its yield declines, and vice versa.)

By early 2009, the bond market was showing tentative signs of improvement. New issuance met with generally good demand, and a measure of liquidity returned to high-quality, nongovernment sectors of the market. At the same time, Treasury yields began to rise from their December lows. Nonetheless, returns for all classes of government debt — Treasuries, federal agencies and agency mortgage-backed obligations — handily exceeded other bond sectors for the six-month reporting period.

[Begin Sidebar]
Treasury yield curves at the beginning and end of the fiscal year

Source: Bloomberg

[begin line chart]
	8/29/2008	2/27/2009
3 Month	1.710	0.247
6 Month	1.945	0.435
2 Year	2.367	0.970
5 Year	3.088	1.984
10 Year	3.812	3.013
30 Year	4.423	3.708
[end line chart]
[End Sidebar]

Effects on the portfolio

In response to changing market conditions, the portfolio counselors made several changes to the mix of securities held in the portfolio.

The sharp decline in Treasury yields last fall made those securities somewhat less appealing than other classes of government bonds. Consequently, fund counselors increased the fund’s exposure to agency mortgage-backed obligations, which tended to lag Treasury gains, to 52.1% by the end of the period from 42.5% at the start. These classes of mortgage bonds supported fund results with a rally during the final months of the period.

As government bonds flourished, most other securities did not, including privately originated mortgage-backed obligations and asset-backed obligations. These bonds accounted for only a small percentage of portfolio holdings and carry AAA ratings; yet counselors trimmed the fund’s exposure even more given the uncertainty surrounding their prospects during this recessionary period.

By the end of February, the fund held a larger proportion of cash and equivalents (5.9%) than it did in August (2.9%). Some of this increase owes to the strong inflows the fund experienced since last summer. The larger cash position helped lower the average maturity structure of the portfolio and, so doing, reduced its sensitivity to interest rate volatility. The strong demand for government debt increased the fund’s shareholder base nearly 64% and more than doubled its net assets. We take this opportunity to welcome our many new shareholders in light of this growth.

Looking ahead

Already, the current recession is proving more intransigent than most in recent history. Significant challenges remain to spur growth, revive lending and stabilize housing markets. Nonetheless, we are encouraged by the ongoing efforts of the Federal Reserve and the new administration to cure these ills. We believe the cumulative effects of these actions will help produce positive results over time, and investors should take heart.

As always, the cycles of financial markets teach and repeat vital lessons for prudent investing. The importance of risk management is one, and the ability of government bonds to provide an element of security in a diversified portfolio is another. In recent months, U.S. government bonds have been a clear oasis in an arid market, a refuge for investors worldwide. With this in mind, we hope that you will make U.S. Government Securities Fund a permanent part of your long-term investment strategy, a tool for achieving your financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 13, 2009

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009 (the most recent calendar quarter-end):
			Life of
	1 year	5 years	class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	0.76%	3.25%	5.00%
Not reflecting CDSC	5.76	3.60	5.00

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.71	3.54	3.95
Not reflecting CDSC	5.71	3.54	3.95

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	6.54	4.37	4.76

Class F-2 shares[2] — first sold 8/7/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	7.72	[3]

Class 529-A shares[4] — first sold 2/20/02
Reflecting 3.75% maximum sales charge	2.47	3.48	4.06
Not reflecting maximum sales charge	6.48	4.28	4.62

Class 529-B shares[1,4] — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	0.62	3.10	3.75
Not reflecting CDSC	5.62	3.45	3.75

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.63	3.46	3.76
Not reflecting CDSC	5.63	3.46	3.76

Class 529-E shares[2,4] — first sold 3/7/02	6.18	3.99	4.47

Class 529-F-1 shares[2,4] — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	6.70	4.44	4.22

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, February 28, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type

Mortgage-backed obligations	53.5%
U.S. Treasury bonds & notes	33.4%
Federal agency bonds & notes	6.3%
Asset-backed obligations	0.9%
Short-term securities & other assets less liabilities	5.9%
[end pie chart]

Quality breakdown*	Percent of net assets
as of February 28, 2009
U.S. governmental obligations†	43.7%
Federal agencies	48.2
Aaa/AAA	2.2
Short-term securities & other assets less liabilities	5.9

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.10%	(000)	(000)	assets

Mortgage-backed obligations - 53.49%
Federal agency mortgage-backed obligations (1) - 52.13%
Fannie Mae:
5.50% 2023	$39,661	$41,185
6.50% 2035	41,858	44,158
5.50% 2037	88,878	90,503
5.50% 2037	55,897	57,321
5.50% 2037	52,414	53,806
5.00% 2038	52,852	53,811
5.50% 2038	79,784	81,878
6.50% 2038	53,012	55,495
6.50% 2038	48,575	50,850
0%-12.044% 2009-2047 (2) (3)	1,405,494	1,454,281	24.86%
Freddie Mac:
5.50% 2023	81,579	84,817
6.00% 2023	45,014	47,141
5.874% 2036 (3)	39,740	41,339
5.50% 2038	76,299	78,227
5.50% 2038	54,721	56,104
5.50% 2038	44,248	45,367
6.00% 2038	38,704	40,240
0%-11.929% 2009-2038 (3)	996,894	1,024,636	17.77
Government National Mortgage Assn.:
5.00% 2038	54,715	55,781
5.50% 2038	60,841	62,497
6.00% 2038	87,896	90,942
6.00% 2038	80,631	83,425
6.00% 2038	41,849	43,299
6.50% 2038	63,954	66,712
6.50% 2038	59,412	61,973
6.50% 2038	49,464	51,597
5.00%-10.00% 2009-2058 (2)	234,786	242,068	9.50
		4,159,453	52.13

Commercial mortgage-backed securities (1) - 1.17%
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033 (3)	11,000	10,195	.13
Other securities		82,845	1.04
		93,040	1.17

Collateralized mortgage-backed obligations (privately originated) - 0.14%
Other securities		11,165	.14

Other mortgage-backed securities - 0.05%
Other securities		3,881	.05

Total mortgage-backed obligations		4,267,539	53.49

U.S. Treasury bonds & notes - 33.43%
U.S. Treasury:
1.125% 2011	143,600	142,865
4.625% 2011	44,430	48,536
4.875% 2012	37,150	40,900
2.75% 2013	65,920	68,418
3.125% 2013	220,000	232,032
3.50% 2013	42,045	45,031
2.00% 2014 (2) (4)	59,236	59,101
4.25% 2015	70,500	78,040
11.25% 2015	30,000	44,407
5.125% 2016	100,150	116,248
7.25% 2016	70,835	90,143
7.50% 2016	48,500	62,675
4.625% 2017	89,575	100,733
8.875% 2017	47,000	66,299
3.50% 2018	89,705	93,367
3.75% 2018	144,175	152,797
8.125% 2019	168,298	234,513
8.50% 2020	36,750	52,622
7.875% 2021	43,750	60,847
6.25% 2023	44,585	55,919
4.50% 2036	54,900	60,836
0%-13.25% 2009-2039 (2) (4)	703,772	761,070	33.43
		2,667,399	33.43

Federal agency bonds & notes - 6.30%
Fannie Mae:
2.875% 2013	67,730	68,354
5.375% 2017	39,210	44,054
1.75%-6.125% 2011-2013	61,750	65,649	2.23
Federal Home Loan Bank:
5.375% 2016	37,750	41,993
2.50%-7.625% 2009-2018	92,685	96,054	1.73
Freddie Mac 2.875%-5.50% 2010-2016	32,000	34,253	.43
Other securities		152,295	1.91
		502,652	6.30

Asset-backed obligations - 0.88%
Other securities		69,706	.88

Total bonds & notes (cost: $7,385,172,000)		7,507,296	94.10

Short-term securities - 6.34%

Federal Home Loan Bank 0.07%-2.35% due 3/2-6/16/2009	456,500	456,160	5.72
International Bank for Reconstruction and Development 0.20% due 4/14/2009	50,000	49,968	.62

Total short-term securities (cost: $506,217,000)		506,128	6.34

Total investment securities (cost: $7,891,389,000)		8,013,424	100.44
Other assets less liabilities		(34,959)	(.44)

Net assets		$7,978,465	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $72,446,000, which represented .91% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $339,728,000, which represented 4.26% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $7,891,389)		$8,013,424
Cash		341
Receivables for:
Sales of investments	$11,577
Sales of fund's shares	64,006
Interest	42,653	118,236
		8,132,001
Liabilities:
Payables for:
Purchases of investments	113,333
Repurchases of fund's shares	30,962
Dividends on fund's shares	2,172
Investment advisory services	1,433
Services provided by affiliates	5,419
Trustees' deferred compensation	121
Other	96	153,536
Net assets at February 28, 2009		$7,978,465

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,815,562
Distributions in excess of net investment income		(5,798)
Undistributed net realized gain		46,666
Net unrealized appreciation		122,035
Net assets at February 28, 2009		$7,978,465

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (570,947 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$5,500,301	393,607	$13.97
Class B	407,445	29,157	13.97
Class C	712,352	50,977	13.97
Class F-1	253,833	18,165	13.97
Class F-2	16,616	1,189	13.97
Class 529-A	135,506	9,697	13.97
Class 529-B	25,092	1,796	13.97
Class 529-C	68,239	4,883	13.97
Class 529-E	8,119	581	13.97
Class 529-F-1	8,236	589	13.97
Class R-1	15,287	1,094	13.97
Class R-2	186,987	13,381	13.97
Class R-3	171,160	12,248	13.97
Class R-4	131,779	9,430	13.97
Class R-5	337,513	24,153	13.97

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $14.51 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$123,567

Fees and expenses*:
Investment advisory services	$8,270
Distribution services	12,347
Transfer agent services	2,583
Administrative services	1,581
Reports to shareholders	125
Registration statement and prospectus	834
Postage, stationery and supplies	253
Trustees' compensation	(25)
Auditing and legal	51
Custodian	18
Other	46
Total fees and expenses before reimbursements/waivers	26,083
Less reimbursements/waivers of fees and expenses:
Investment advisory services	528
Administrative services	45
Total fees and expenses after reimbursements/waivers		25,510
Net investment income		98,057

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		71,966
Net unrealized appreciation on investments		128,448
Net realized gain and unrealized appreciation on investments		200,414
Net increase in net assets resulting
from operations		$298,471

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months
	ended February 28,	Year ended August 31,
	2009*	2008
Operations:
Net investment income	$98,057	$126,323
Net realized gain on investments	71,966	24,821
Net unrealized appreciation on investments	128,448	715
Net increase in net assets resulting from operations	298,471	151,859

Dividends paid or accrued to
shareholders from net investment income	(103,685)	(127,252)

Net capital share transactions	3,822,878	1,366,130

Total increase in net assets	4,017,664	1,390,737

Net assets:
Beginning of period	3,960,801	2,570,064
End of period (including distributions in excess of
net investment income: $(5,798) and $(170), respectively)	$7,978,465	$3,960,801

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                        unaudited

1. Organization and significant accounting policies

Organization – The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

 3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,843
Capital loss carryforward expiring in 2015*	(24,808)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$171,974
Gross unrealized depreciation on investment securities	(62,005)
Net unrealized appreciation on investment securities	109,969
Cost of investment securities	7,903,455

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Six months ended February 28, 2009	Year ended August 31, 2008
Share class
Class A	$73,671	$87,199
Class B	4,263	5,959
Class C	6,884	5,823
Class F-1	3,945	5,126
Class F-2*	148	2
Class 529-A	1,724	2,227
Class 529-B	262	469
Class 529-C	689	1,053
Class 529-E	97	152
Class 529-F-1	126	176
Class R-1	169	205
Class R-2	2,064	3,865
Class R-3	2,171	3,946
Class R-4	1,808	3,385
Class R-5	5,664	7,665
Total	$103,685	$127,252

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $528,000. As a result, the fee shown on the accompanying financial statements of $8,270,000, which was equivalent to an annualized rate of 0.253%, was reduced to $7,742,000, or 0.237% of average net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2009, the total administrative services fees paid by CRMC were $45,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,962	$2,424	Not applicable	Not applicable	Not applicable
Class B	1,653	159	Not applicable	Not applicable	Not applicable
Class C	2,742	Included in administrative services	$347	$56	Not applicable
Class F-1	298		122	21	Not applicable
Class F-2	Not applicable		6	-*	Not applicable
Class 529-A	114		50	9	$ 53
Class 529-B	104		10	3	10
Class 529-C	278		26	7	28
Class 529-E	16		3	-*	3
Class 529-F-1	-		3	1	4
Class R-1	68		8	5	Not applicable
Class R-2	608		121	262	Not applicable
Class R-3	367		109	71	Not applicable
Class R-4	137		81	3	Not applicable
Class R-5	Not applicable		157	2	Not applicable
Total	$12,347	$2,583	$1,043	$440	$98

* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(25,000), shown on the accompanying financial statements, includes $20,000 in current fees (either paid in cash or deferred) and a net decrease of $45,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	7,965,383
Level 3 – Significant unobservable inputs	48,041
Total	$8,013,424

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 9/1/2008	$-
Net purchases	22,540
Net unrealized depreciation (*)	(775)
Net transfers into Level 3	26,276
Ending value at 2/28/2009	$48,041

Net unrealized depreciation during the period on Level 3 investment securities held at 2/28/2009 (*)	$(775)

(*) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2009
Class A	$4,051,162	294,768	$68,360	4,943	$(1,354,789)	(98,052)	$2,764,733	201,659
Class B	263,869	19,204	3,885	281	(73,124)	(5,295)	194,630	14,190
Class C	594,473	43,260	6,064	438	(148,031)	(10,693)	452,506	33,005
Class F-1	220,908	16,115	3,221	233	(120,228)	(8,661)	103,901	7,687
Class F-2	19,778	1,430	139	10	(4,288)	(308)	15,629	1,132
Class 529-A	76,955	5,582	1,725	125	(14,223)	(1,025)	64,457	4,682
Class 529-B	10,441	756	262	19	(2,268)	(163)	8,435	612
Class 529-C	34,941	2,533	691	50	(8,628)	(621)	27,004	1,962
Class 529-E	4,134	300	97	7	(1,001)	(72)	3,230	235
Class 529-F-1	4,108	299	126	9	(1,184)	(85)	3,050	223
Class R-1	10,472	760	166	12	(4,387)	(314)	6,251	458
Class R-2	88,043	6,377	2,051	149	(44,123)	(3,200)	45,971	3,326
Class R-3	87,083	6,300	2,153	156	(40,491)	(2,931)	48,745	3,525
Class R-4	60,599	4,363	1,817	131	(24,760)	(1,784)	37,656	2,710
Class R-5	94,790	6,902	5,620	407	(53,730)	(3,896)	46,680	3,413
Total net increase
(decrease)	$5,621,756	408,949	$96,377	6,970	$(1,895,255)	(137,100)	$3,822,878	278,819

Year ended August 31, 2008
Class A	$1,499,821	109,722	$79,245	5,830	$(751,724)	(55,277)	$827,342	60,275
Class B	89,751	6,554	5,436	400	(51,555)	(3,792)	43,632	3,162
Class C	188,535	13,792	5,285	389	(75,769)	(5,576)	118,051	8,605
Class F-1	114,287	8,367	3,926	289	(76,162)	(5,606)	42,051	3,050
Class F-2†	775	57	1	-	-	-	776	57
Class 529-A	30,432	2,231	2,215	163	(9,664)	(711)	22,983	1,683
Class 529-B	3,974	291	467	34	(1,888)	(139)	2,553	186
Class 529-C	18,428	1,353	1,048	77	(7,576)	(558)	11,900	872
Class 529-E	1,591	116	151	11	(616)	(45)	1,126	82
Class 529-F-1	1,982	145	175	13	(476)	(35)	1,681	123
Class R-1	6,897	506	199	15	(3,311)	(242)	3,785	279
Class R-2	74,308	5,440	3,826	281	(45,644)	(3,356)	32,490	2,365
Class R-3	79,304	5,818	3,918	288	(53,806)	(3,954)	29,416	2,152
Class R-4	42,799	3,126	3,379	248	(30,448)	(2,238)	15,730	1,136
Class R-5	231,550	16,999	7,555	556	(26,491)	(1,944)	212,614	15,611
Total net increase
(decrease)	$2,384,434	174,517	$116,826	8,594	$(1,135,130)	(83,473)	$1,366,130	99,638

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,847,697,000 and $1,499,229,000, respectively, during the six months ended February 28, 2009.

Financial highlights (1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/28/2009	(5)	$13.56	$.22	$.42		$.64	$(.23)	$13.97	4.74%	$5,500.67%		(6)	.65%	(6)	3.12%	(6)
Year ended 8/31/2008		13.35	.54	.22		.76	(.55)	13.56	5.73	2,602.77			.74		3.95
Year ended 8/31/2007		13.32	.59	.03		.62	(.59)	13.35	4.72	1,758.79			.76		4.38
Year ended 8/31/2006		13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685.77			.74		3.89
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.23	1,801.76			.74		3.17
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.49	1,900.71			.71		3.14
Class B:
Six months ended 2/28/2009	(5)	13.56	.17	.42		.59	(.18)	13.97	4.37	407	1.39	(6)	1.37	(6)	2.41	(6)
Year ended 8/31/2008		13.35	.44	.22		.66	(.45)	13.56	4.99	203	1.46		1.44		3.27
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.99	158	1.51		1.47		3.66
Year ended 8/31/2006		13.72	.43	(.39)		.04	(.44)	13.32	.32	169	1.49		1.46		3.17
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.51	196	1.48		1.46		2.45
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.72	221	1.47		1.47		2.38
Class C:
Six months ended 2/28/2009	(5)	13.56	.17	.42		.59	(.18)	13.97	4.34	712	1.44	(6)	1.42	(6)	2.33	(6)
Year ended 8/31/2008		13.35	.43	.22		.65	(.44)	13.56	4.95	244	1.50		1.47		3.19
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.94	125	1.55		1.52		3.62
Year ended 8/31/2006		13.72	.42	(.39)		.03	(.43)	13.32	.27	109	1.55		1.52		3.11
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.45	120	1.53		1.51		2.40
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.65	122	1.53		1.53		2.32
Class F-1:
Six months ended 2/28/2009	(5)	13.56	.22	.42		.64	(.23)	13.97	4.75	254.66		(6)	.64	(6)	3.15	(6)
Year ended 8/31/2008		13.35	.54	.22		.76	(.55)	13.56	5.79	142.70			.67		4.01
Year ended 8/31/2007		13.32	.60	.03		.63	(.60)	13.35	4.80	99.72			.69		4.44
Year ended 8/31/2006		13.72	.53	(.39)		.14	(.54)	13.32	1.10	76.71			.68		3.98
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.24	54.75			.73		3.18
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	33.75			.75		3.04
Class F-2:
Six months ended 2/28/2009	(5)	13.56	.23	.42		.65	(.24)	13.97	4.87	17.44		(6)	.42	(6)	3.21	(6)
Period from 8/7/2008 to 8/31/2008		13.48	.03	.08		.11	(.03)	13.56	.85	1.03			.03		.25
Class 529-A:
Six months ended 2/28/2009	(5)	13.56	.22	.42		.64	(.23)	13.97	4.72	136.72		(6)	.70	(6)	3.08	(6)
Year ended 8/31/2008		13.35	.53	.22		.75	(.54)	13.56	5.70	68.79			.76		3.93
Year ended 8/31/2007		13.32	.58	.03		.61	(.58)	13.35	4.66	44.84			.81		4.33
Year ended 8/31/2006		13.72	.52	(.39)		.13	(.53)	13.32	1.00	39.81			.78		3.86
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.18	38.81			.79		3.13
Year ended 8/31/2004		13.59	.42	.17		.59	(.44)	13.74	4.40	34.80			.80		3.02
Class 529-B:
Six months ended 2/28/2009	(5)	13.56	.16	.42		.58	(.17)	13.97	4.30	25	1.52	(6)	1.51	(6)	2.30	(6)
Year ended 8/31/2008		13.35	.42	.22		.64	(.43)	13.56	4.85	16	1.60		1.57		3.14
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.85	13	1.64		1.60		3.53
Year ended 8/31/2006		13.72	.41	(.39)		.02	(.42)	13.32	.19	13	1.63		1.60		3.03
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.34	14	1.65		1.63		2.29
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.54	13	1.64		1.64		2.20
Class 529-C:
Six months ended 2/28/2009	(5)	13.56	.16	.42		.58	(.17)	13.97	4.31	68	1.51	(6)	1.49	(6)	2.30	(6)
Year ended 8/31/2008		13.35	.42	.22		.64	(.43)	13.56	4.87	40	1.58		1.55		3.14
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.86	27	1.63		1.60		3.54
Year ended 8/31/2006		13.72	.41	(.39)		.02	(.42)	13.32	.20	24	1.62		1.59		3.06
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.35	23	1.64		1.61		2.30
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.55	21	1.63		1.63		2.20
Class 529-E:
Six months ended 2/28/2009	(5)	13.56	.20	.42		.62	(.21)	13.97	4.57	8	1.00	(6)	.98	(6)	2.81	(6)
Year ended 8/31/2008		13.35	.49	.22		.71	(.50)	13.56	5.40	5	1.07		1.04		3.66
Year ended 8/31/2007		13.32	.54	.03		.57	(.54)	13.35	4.38	4	1.12		1.09		4.05
Year ended 8/31/2006		13.72	.48	(.39)		.09	(.49)	13.32	.73	3	1.09		1.06		3.60
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	3	1.11		1.09		2.83
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.08	2	1.11		1.11		2.71

Class 529-F-1:
Six months ended 2/28/2009	(5)	$13.56	$.23	$.42		$.65	$(.24)	$13.97	4.83%	$8.51%		(6)	.49%	(6)	3.31%	(6)
Year ended 8/31/2008		13.35	.56	.22		.78	(.57)	13.56	5.93	5.57			.54		4.15
Year ended 8/31/2007		13.32	.61	.03		.64	(.61)	13.35	4.90	3.62			.59		4.56
Year ended 8/31/2006		13.72	.54	(.39)		.15	(.55)	13.32	1.20	2.60			.57		4.09
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.20	2.78			.75		3.18
Year ended 8/31/2004		13.59	.41	.17		.58	(.43)	13.74	4.33	1.86			.86		2.94
Class R-1:
Six months ended 2/28/2009	(5)	13.56	.16	.42		.58	(.17)	13.97	4.33	15	1.47	(6)	1.45	(6)	2.32	(6)
Year ended 8/31/2008		13.35	.43	.22		.65	(.44)	13.56	4.89	9	1.56		1.53		3.16
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.89	5	1.65		1.57		3.57
Year ended 8/31/2006		13.72	.42	(.39)		.03	(.43)	13.32	.30	4	1.63		1.49		3.17
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.46	3	1.66		1.50		2.43
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.66	2	1.74		1.52		2.26
Class R-2:
Six months ended 2/28/2009	(5)	13.56	.17	.42		.59	(.18)	13.97	4.34	187	1.51	(6)	1.44	(6)	2.38	(6)
Year ended 8/31/2008		13.35	.44	.22		.66	(.45)	13.56	4.97	136	1.61		1.46		3.24
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.98	103	1.73		1.48		3.66
Year ended 8/31/2006		13.72	.43	(.39)		.04	(.44)	13.32	.32	94	1.93		1.47		3.18
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.50	85	1.94		1.47		2.46
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.70	68	2.02		1.48		2.32
Class R-3:
Six months ended 2/28/2009	(5)	13.56	.19	.42		.61	(.20)	13.97	4.55	171	1.03	(6)	1.02	(6)	2.79	(6)
Year ended 8/31/2008		13.35	.49	.22		.71	(.50)	13.56	5.40	118	1.07		1.04		3.67
Year ended 8/31/2007		13.32	.54	.03		.57	(.54)	13.35	4.39	88	1.11		1.08		4.05
Year ended 8/31/2006		13.72	.48	(.39)		.09	(.49)	13.32	.69	107	1.20		1.09		3.56
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	91	1.20		1.08		2.84
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.09	73	1.23		1.10		2.71
Class R-4:
Six months ended 2/28/2009	(5)	13.56	.22	.42		.64	(.23)	13.97	4.73	132.69		(6)	.68	(6)	3.13	(6)
Year ended 8/31/2008		13.35	.54	.22		.76	(.55)	13.56	5.77	91.72			.69		4.02
Year ended 8/31/2007		13.32	.59	.03		.62	(.59)	13.35	4.79	75.72			.69		4.50
Year ended 8/31/2006		13.72	.53	(.39)		.14	(.54)	13.32	1.06	21.75			.72		3.96
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.25	13.74			.72		3.21
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	8.74			.74		3.05
Class R-5:
Six months ended 2/28/2009	(5)	13.56	.24	.42		.66	(.25)	13.97	4.89	338.39		(6)	.37	(6)	3.45	(6)
Year ended 8/31/2008		13.35	.58	.22		.80	(.59)	13.56	6.10	281.41			.38		4.26
Year ended 8/31/2007		13.32	.63	.03		.66	(.63)	13.35	5.07	68.45			.41		4.79
Year ended 8/31/2006		13.72	.56	(.39)		.17	(.57)	13.32	1.36	10.45			.42		4.24
Year ended 8/31/2005		13.74	.48	-	(7)	.48	(.50)	13.72	3.56	8.43			.41		3.50
Year ended 8/31/2004		13.59	.47	.17		.64	(.49)	13.74	4.78	7.42			.42		3.39

	Six months ended
	February 28,	Year ended August 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	70%	92%	110%	146%	104%	72%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,047.44	$3.30	.65%
Class A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B -- actual return	1,000.00	1,043.70	6.94	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,043.43	7.19	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 -- actual return	1,000.00	1,047.48	3.25	.64
Class F-1 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 -- actual return	1,000.00	1,048.66	2.13	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,047.19	3.55	.70
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B -- actual return	1,000.00	1,043.01	7.65	1.51
Class 529-B -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-C -- actual return	1,000.00	1,043.07	7.55	1.49
Class 529-C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E -- actual return	1,000.00	1,045.72	4.97	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F-1 -- actual return	1,000.00	1,048.31	2.49	.49
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 -- actual return	1,000.00	1,043.28	7.35	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 -- actual return	1,000.00	1,043.38	7.30	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-3 -- actual return	1,000.00	1,045.54	5.17	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 -- actual return	1,000.00	1,047.34	3.45	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,048.91	1.88	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
>U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGESR-922-0409P

Litho in USA DD/ALD/8085-S16776

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

February 28, 2009
unaudited

Bonds & notes — 94.10%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 53.49%
Federal agency mortgage-backed obligations[1] — 52.13%
Fannie Mae 7.00% 2009	$1	$1
Fannie Mae 9.00% 2009	—	—
Fannie Mae 7.00% 2010	13	14
Fannie Mae 7.00% 2011	9	9
Fannie Mae 9.50% 2011	7	7
Fannie Mae 7.00% 2017	119	126
Fannie Mae 10.50% 2018	1,233	1,408
Fannie Mae 4.50% 2019	6,139	6,296
Fannie Mae 12.00% 2019	393	441
Fannie Mae 4.50% 2020	18,560	19,037
Fannie Mae 4.50% 2020	17,032	17,406
Fannie Mae 4.50% 2020	5,968	6,121
Fannie Mae 4.50% 2020	3,349	3,429
Fannie Mae 5.00% 2020	6,829	7,072
Fannie Mae 6.00% 2021	6,720	7,034
Fannie Mae 6.00% 2021	402	421
Fannie Mae 6.00% 2021	361	377
Fannie Mae 6.00% 2021	317	331
Fannie Mae 6.00% 2022	38,043	39,822
Fannie Mae 6.00% 2022	12,150	12,715
Fannie Mae 9.50% 2022	36	39
Fannie Mae 5.00% 2023	20,000	20,593
Fannie Mae 5.00% 2023	9,892	10,189
Fannie Mae 5.50% 2023	39,661	41,185
Fannie Mae 5.50% 2023	29,303	30,448
Fannie Mae 5.50% 2023	24,080	25,005
Fannie Mae 5.50% 2023	2,481	2,576
Fannie Mae 6.00% 2023	15,929	16,669
Fannie Mae 6.00% 2023	6,963	7,288
Fannie Mae 4.00% 2024	20,000	20,022
Fannie Mae 4.00% 2024[2]	20,000	20,012
Fannie Mae 6.00% 2024	3,309	3,431
Fannie Mae 11.001% 2025[3]	2,854	3,265
Fannie Mae 6.00% 2026	180	186
Fannie Mae 9.50% 2026	256	288
Fannie Mae 6.00% 2027	16,761	17,379
Fannie Mae 6.50% 2027	15,596	16,324
Fannie Mae 6.50% 2027	7,423	7,770
Fannie Mae 6.50% 2027	6,716	7,030
Fannie Mae 8.50% 2027	13	14
Fannie Mae 5.00% 2028	9,561	9,752
Fannie Mae 6.00% 2028	13,279	13,735
Fannie Mae 6.00% 2028	7,003	7,243
Fannie Mae 6.00% 2028	3,362	3,478
Fannie Mae 7.50% 2029	279	298
Fannie Mae 7.50% 2030	42	45
Fannie Mae 7.50% 2030	14	15
Fannie Mae 7.50% 2031	187	200
Fannie Mae 7.50% 2031	72	77
Fannie Mae 7.50% 2031	72	76
Fannie Mae 7.50% 2031	44	47
Fannie Mae 8.00% 2031	2,438	2,580
Fannie Mae 4.934% 2033[3]	1,674	1,701
Fannie Mae 5.50% 2033	12,846	13,225
Fannie Mae 6.50% 2034	26,544	27,895
Fannie Mae 4.459% 2035[3]	3,713	3,784
Fannie Mae 4.50% 2035	29,459	29,571
Fannie Mae 4.50% 2035[3]	1,889	1,927
Fannie Mae 4.566% 2035[3]	2,670	2,723
Fannie Mae 5.00% 2035	9,308	9,490
Fannie Mae 5.50% 2035	8,730	8,969
Fannie Mae 5.50% 2035	4,635	4,763
Fannie Mae 6.50% 2035	41,858	44,158
Fannie Mae 5.00% 2036	19,146	19,509
Fannie Mae 5.00% 2036	9,161	9,340
Fannie Mae 5.418% 2036[3]	6,075	6,300
Fannie Mae 5.50% 2036	9,534	9,776
Fannie Mae 5.50% 2036	304	312
Fannie Mae 5.512% 2036[3]	6,980	7,242
Fannie Mae 6.00% 2036	328	339
Fannie Mae 6.50% 2036	28,146	29,702
Fannie Mae 5.00% 2037	19,076	19,422
Fannie Mae 5.362% 2037[3]	9,418	9,739
Fannie Mae 5.50% 2037	88,878	90,503
Fannie Mae 5.50% 2037	55,897	57,321
Fannie Mae 5.50% 2037	52,414	53,806
Fannie Mae 5.50% 2037	33,382	33,992
Fannie Mae 5.50% 2037	6,506	6,625
Fannie Mae 5.50% 2037	4,705	4,825
Fannie Mae 5.50% 2037	4,289	4,367
Fannie Mae 5.632% 2037[3]	3,173	3,286
Fannie Mae 5.844% 2037[3]	4,385	4,575
Fannie Mae 6.00% 2037	14,682	15,185
Fannie Mae 6.00% 2037	8,881	9,185
Fannie Mae 6.00% 2037[2]	2,305	2,368
Fannie Mae 6.00% 2037	1,455	1,505
Fannie Mae 6.008% 2037[3]	2,937	3,051
Fannie Mae 6.01% 2037[3]	1,008	1,047
Fannie Mae 6.166% 2037[3]	1,719	1,788
Fannie Mae 6.323% 2037[3]	12,662	13,190
Fannie Mae 6.50% 2037	29,861	31,260
Fannie Mae 6.50% 2037	13,802	14,384
Fannie Mae 6.50% 2037	12,707	13,243
Fannie Mae 6.50% 2037	10,094	10,519
Fannie Mae 6.50% 2037	9,884	10,347
Fannie Mae 6.50% 2037	8,381	8,734
Fannie Mae 6.50% 2037	6,842	7,163
Fannie Mae 6.50% 2037	5,715	5,988
Fannie Mae 6.50% 2037	5,525	5,758
Fannie Mae 6.50% 2037	5,266	5,515
Fannie Mae 6.50% 2037	2,543	2,664
Fannie Mae 7.00% 2037	11,779	12,398
Fannie Mae 7.00% 2037	11,427	12,028
Fannie Mae 7.00% 2037	8,526	8,975
Fannie Mae 7.00% 2037	6,933	7,298
Fannie Mae 7.00% 2037	4,719	5,003
Fannie Mae 7.00% 2037	3,110	3,297
Fannie Mae 7.00% 2037	2,587	2,723
Fannie Mae 7.00% 2037[2]	2,066	2,153
Fannie Mae 7.00% 2037	1,457	1,533
Fannie Mae 7.00% 2037	1,343	1,414
Fannie Mae 7.00% 2037	642	676
Fannie Mae 7.50% 2037	1,694	1,783
Fannie Mae 7.50% 2037	1,129	1,189
Fannie Mae 4.436% 2038[3]	4,744	4,840
Fannie Mae 4.539% 2038[3]	1,835	1,875
Fannie Mae 5.00% 2038	52,852	53,811
Fannie Mae 5.00% 2038	9,508	9,681
Fannie Mae 5.45% 2038[3]	11,765	12,176
Fannie Mae 5.476% 2038[3]	2,798	2,899
Fannie Mae 5.50% 2038	79,784	81,878
Fannie Mae 5.50% 2038	24,660	25,307
Fannie Mae 5.50% 2038	11,661	11,992
Fannie Mae 5.50% 2038	6,523	6,694
Fannie Mae 5.545% 2038[3]	660	680
Fannie Mae 5.672% 2038[2,3]	32,255	33,455
Fannie Mae 6.00% 2038	38,652	40,101
Fannie Mae 6.00% 2038	37,780	39,073
Fannie Mae 6.00% 2038	19,177	19,854
Fannie Mae 6.00% 2038	10,953	11,328
Fannie Mae 6.00% 2038	8,045	8,320
Fannie Mae 6.00% 2038	6,735	6,932
Fannie Mae 6.50% 2038	53,012	55,495
Fannie Mae 6.50% 2038	48,575	50,850
Fannie Mae 6.50% 2038	26,056	27,276
Fannie Mae 6.50% 2038	25,887	27,100
Fannie Mae 6.50% 2038	17,737	18,568
Fannie Mae 6.50% 2038	16,125	16,880
Fannie Mae 6.50% 2038	12,072	12,637
Fannie Mae 6.50% 2038	10,812	11,335
Fannie Mae 6.50% 2038	10,808	11,331
Fannie Mae 7.00% 2038	14,162	14,907
Fannie Mae 5.123% 2039[3]	7,221	7,447
Fannie Mae 6.50% 2039	36,750	38,421
Fannie Mae 6.50% 2039	18,290	19,147
Fannie Mae 6.457% 2047[3]	12,191	12,721
Fannie Mae 6.499% 2047[3]	5,437	5,673
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,893
Fannie Mae, Series 35, Class 2, 12.00% 2018	16	18
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,964	5,042
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	185	196
Fannie Mae, Series 2001-4, Class NA, 11.86% 2025[3]	2,149	2,387
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,536	2,706
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,219	1,272
Fannie Mae, Series 2001-20, Class E, 9.627% 2031[3]	72	80
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[3]	267	303
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	9,851	9,885
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	17,402	17,952
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	5,825	4,907
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,689	3,824
Fannie Mae, Series 2006-65, Class PF, 0.754% 2036[3]	6,431	6,217
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,063	1,116
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,847	7,040
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,379	4,556
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	30,831	32,023
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3]	872	923
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	648	691
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	652	696
Freddie Mac 8.50% 2009	2	2
Freddie Mac 6.00% 2014	129	135
Freddie Mac 6.00% 2017	493	517
Freddie Mac 8.50% 2018	—	—
Freddie Mac 4.50% 2019	7,554	7,743
Freddie Mac 4.50% 2019	1,609	1,649
Freddie Mac 4.50% 2023	31,084	31,660
Freddie Mac 5.00% 2023	16,731	17,232
Freddie Mac 5.00% 2023	11,568	11,915
Freddie Mac 5.50% 2023	81,579	84,817
Freddie Mac 5.50% 2023	13,464	13,994
Freddie Mac 6.00% 2023	45,014	47,141
Freddie Mac 6.00% 2023	12,122	12,698
Freddie Mac 10.00% 2025	1,066	1,204
Freddie Mac 6.00% 2026	10,768	11,165
Freddie Mac 6.00% 2027	20,708	21,471
Freddie Mac 4.633% 2035[3]	8,514	8,696
Freddie Mac 5.00% 2035	14,701	14,966
Freddie Mac 5.00% 2036	29,342	29,870
Freddie Mac 5.602% 2036[3]	11,783	12,223
Freddie Mac 5.874% 2036[3]	39,740	41,339
Freddie Mac 6.00% 2036	23,337	24,205
Freddie Mac 6.00% 2036	11,562	11,985
Freddie Mac 4.762% 2037[3]	3,197	3,271
Freddie Mac 5.455% 2037[3]	4,215	4,359
Freddie Mac 5.50% 2037	12,533	12,857
Freddie Mac 5.50% 2037	9,021	9,254
Freddie Mac 5.50% 2037	8,836	9,059
Freddie Mac 5.50% 2037	8,746	8,978
Freddie Mac 5.50% 2037	7,683	7,877
Freddie Mac 5.50% 2037	4,543	4,658
Freddie Mac 5.50% 2037	1,789	1,834
Freddie Mac 5.677% 2037[3]	4,080	4,216
Freddie Mac 5.78% 2037[3]	4,242	4,391
Freddie Mac 5.981% 2037[3]	2,495	2,586
Freddie Mac 6.00% 2037	8,937	9,268
Freddie Mac 6.00% 2037	6,255	6,485
Freddie Mac 6.00% 2037	5,140	5,339
Freddie Mac 6.00% 2037	3,495	3,624
Freddie Mac 6.039% 2037[3]	2,546	2,635
Freddie Mac 6.062% 2037[3]	2,306	2,393
Freddie Mac 6.26% 2037[3]	4,672	4,853
Freddie Mac 6.276% 2037[3]	2,932	3,040
Freddie Mac 6.343% 2037[3]	3,553	3,691
Freddie Mac 6.50% 2037	18,517	19,382
Freddie Mac 6.50% 2037	8,225	8,609
Freddie Mac 6.50% 2037	4,025	4,194
Freddie Mac 6.50% 2037	1,768	1,842
Freddie Mac 4.651% 2038[3]	5,584	5,698
Freddie Mac 4.817% 2038[3]	4,938	5,042
Freddie Mac 4.978% 2038[3]	1,419	1,457
Freddie Mac 5.00% 2038	31,037	31,553
Freddie Mac 5.00% 2038	9,904	10,068
Freddie Mac 5.00% 2038	9,694	9,855
Freddie Mac 5.00% 2038	8,940	9,089
Freddie Mac 5.00% 2038	6,634	6,744
Freddie Mac 5.132% 2038[3]	22,509	23,120
Freddie Mac 5.179% 2038[3]	4,686	4,810
Freddie Mac 5.50% 2038	76,299	78,227
Freddie Mac 5.50% 2038	54,721	56,104
Freddie Mac 5.50% 2038	44,248	45,367
Freddie Mac 5.50% 2038	39,080	40,183
Freddie Mac 5.50% 2038	34,289	35,258
Freddie Mac 5.50% 2038	34,272	35,165
Freddie Mac 5.50% 2038	24,324	24,958
Freddie Mac 5.50% 2038	19,688	20,185
Freddie Mac 5.50% 2038	19,551	19,905
Freddie Mac 5.50% 2038	12,277	12,587
Freddie Mac 5.50% 2038	9,060	9,289
Freddie Mac 5.50% 2038	7,526	7,717
Freddie Mac 5.50% 2038	6,681	6,849
Freddie Mac 5.50% 2038	6,288	6,452
Freddie Mac 5.50% 2038	6,141	6,296
Freddie Mac 5.50% 2038	4,840	4,962
Freddie Mac 5.545% 2038[3]	4,654	4,811
Freddie Mac 6.00% 2038	38,704	40,240
Freddie Mac 6.00% 2038	36,370	37,734
Freddie Mac 6.00% 2038	10,739	11,166
Freddie Mac 6.00% 2038	5,336	5,531
Freddie Mac 6.50% 2038	33,352	34,909
Freddie Mac 6.50% 2038	32,001	33,495
Freddie Mac 6.50% 2038	26,816	28,068
Freddie Mac 6.50% 2038	24,210	25,340
Freddie Mac 6.50% 2038	20,387	21,339
Freddie Mac 6.50% 2038	18,283	19,137
Freddie Mac 6.50% 2038	9,238	9,669
Freddie Mac 6.50% 2038	9,082	9,506
Freddie Mac, Series 2356, Class GD, 6.00% 2016	4,207	4,417
Freddie Mac, Series 2289, Class NA, 11.929% 2020[3]	1,106	1,239
Freddie Mac, Series 178, Class Z, 9.25% 2021	50	54
Freddie Mac, Series 2289, Class NB, 11.435% 2022[3]	266	302
Freddie Mac, Series 1567, Class A, 0.90% 2023[3]	54	52
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,446	1,405
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,620	1,703
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,219	3,360
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	543	574
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,978	4,126
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	8,766	7,626
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,558	3,747
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,134	3,341
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,677	2,176
Freddie Mac, Series 3156, Class PF, 0.705% 2036[3]	10,411	10,016
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,901	5,076
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,415	6,681
Freddie Mac, Series 3272, Class PA, 6.00% 2037	8,425	8,769
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	—	—
Government National Mortgage Assn. 9.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2011	18	18
Government National Mortgage Assn. 5.50% 2013	22	23
Government National Mortgage Assn. 6.00% 2013	274	288
Government National Mortgage Assn. 6.00% 2014	175	184
Government National Mortgage Assn. 6.00% 2014	131	138
Government National Mortgage Assn. 6.00% 2014	62	66
Government National Mortgage Assn. 6.50% 2014	101	107
Government National Mortgage Assn. 6.50% 2014	100	106
Government National Mortgage Assn. 6.50% 2014	98	104
Government National Mortgage Assn. 6.50% 2014	88	93
Government National Mortgage Assn. 6.50% 2014	84	89
Government National Mortgage Assn. 6.50% 2014	64	68
Government National Mortgage Assn. 6.50% 2014	59	63
Government National Mortgage Assn. 6.50% 2014	55	58
Government National Mortgage Assn. 6.50% 2014	48	51
Government National Mortgage Assn. 6.50% 2014	21	23
Government National Mortgage Assn. 6.50% 2014	11	11
Government National Mortgage Assn. 6.50% 2014	8	9
Government National Mortgage Assn. 5.50% 2016	477	498
Government National Mortgage Assn. 5.50% 2016	350	366
Government National Mortgage Assn. 5.50% 2016	322	337
Government National Mortgage Assn. 5.50% 2016	299	313
Government National Mortgage Assn. 5.50% 2016	277	289
Government National Mortgage Assn. 5.50% 2016	226	237
Government National Mortgage Assn. 5.50% 2016	225	235
Government National Mortgage Assn. 5.50% 2016	210	220
Government National Mortgage Assn. 5.50% 2016	198	207
Government National Mortgage Assn. 5.50% 2016	154	161
Government National Mortgage Assn. 5.50% 2016	146	152
Government National Mortgage Assn. 5.50% 2016	114	120
Government National Mortgage Assn. 5.50% 2016	93	98
Government National Mortgage Assn. 5.50% 2016	71	74
Government National Mortgage Assn. 5.50% 2016	66	69
Government National Mortgage Assn. 6.00% 2016	633	667
Government National Mortgage Assn. 6.50% 2016	315	334
Government National Mortgage Assn. 6.50% 2016	245	260
Government National Mortgage Assn. 9.00% 2016	44	47
Government National Mortgage Assn. 5.50% 2017	2,838	2,967
Government National Mortgage Assn. 5.50% 2017	2,240	2,342
Government National Mortgage Assn. 10.00% 2019	797	899
Government National Mortgage Assn. 8.50% 2021	44	48
Government National Mortgage Assn. 10.00% 2021	262	298
Government National Mortgage Assn. 8.50% 2022	17	18
Government National Mortgage Assn. 6.00% 2035	24	25
Government National Mortgage Assn. 5.00% 2038	54,715	55,781
Government National Mortgage Assn. 5.50% 2038	60,841	62,497
Government National Mortgage Assn. 5.50% 2038	15,878	16,310
Government National Mortgage Assn. 5.50% 2038	11,992	12,337
Government National Mortgage Assn. 5.50% 2038	9,711	9,975
Government National Mortgage Assn. 5.50% 2038	2,449	2,516
Government National Mortgage Assn. 6.00% 2038	87,896	90,942
Government National Mortgage Assn. 6.00% 2038	80,631	83,425
Government National Mortgage Assn. 6.00% 2038	41,849	43,299
Government National Mortgage Assn. 6.00% 2038	23,094	23,892
Government National Mortgage Assn. 6.00% 2038	10,487	10,860
Government National Mortgage Assn. 6.00% 2038	9,622	9,965
Government National Mortgage Assn. 6.50% 2038	63,954	66,712
Government National Mortgage Assn. 6.50% 2038	59,412	61,973
Government National Mortgage Assn. 6.50% 2038	49,464	51,597
Government National Mortgage Assn. 6.50% 2038	35,684	37,256
Government National Mortgage Assn. 6.50% 2038	22,469	23,438
Government National Mortgage Assn. 5.922% 2058[2]	17,236	17,473
Government National Mortgage Assn. 6.172% 2058[2]	787	802
Government National Mortgage Assn. 6.22% 2058[2]	9,018	9,187
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,348
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,179
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,169
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[2]	16,229	16,391
Government National Mortgage Assn., Series 2003, 6.116% 2058[2]	4,110	4,187
		4,159,453

Commercial mortgage-backed securities[1] — 1.17%
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 2041[3,4]	7,350	5,858
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	4,587
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[3]	5,000	3,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,311
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,699	2,602
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	1,638
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	2,885
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[3]	5,000	4,236
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[3]	4,800	3,729
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[3]	2,000	957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,827
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,716
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,453
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[3]	5,000	3,640
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[3]	3,000	1,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3]	2,000	1,311
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[3]	11,000	10,195
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	9,568
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[3]	2,000	1,532
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.337% 2044[3]	5,000	4,061
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.337% 2044[3]	2,000	1,261
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[3]	5,000	3,697
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	3,000	2,608
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,216	1,194
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[3]	3,000	2,233
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.265% 2044[3]	1,000	424
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[3]	3,000	2,463
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,935	1,908
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,472
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,000	1,382
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	833	803
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	802
		93,040

Collateralized mortgage-backed obligations (privately originated)[1] — 0.14%
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.873% 2037[3]	1,829	833
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.974% 2037[3]	4,216	2,134
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,369	2,231
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	1,880	1,788
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.923% 2047[3]	4,172	1,748
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.317% 2037[3]	2,667	1,414
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[3]	1,735	836
Paine Webber CMO, Series O, Class 5, 9.50% 2019	166	181
		11,165

Other mortgage-backed securities[1] — 0.05%
Bank of America 5.50% 2012[4]	3,970	3,881

Total mortgage-backed obligations		4,267,539

U.S. TREASURY BONDS & NOTES — 33.43%
U.S. Treasury 3.875% 2009	6,000	6,044
U.S. Treasury 1.25% 2010	5,000	5,024
U.S. Treasury 2.00% 2010	15,825	16,010
U.S. Treasury 2.00% 2010	13,000	13,232
U.S. Treasury 5.75% 2010	14,435	15,487
U.S. Treasury 6.50% 2010	10,000	10,540
U.S. Treasury 0.875% 2011	20,000	19,959
U.S. Treasury 1.125% 2011	143,600	142,865
U.S. Treasury 2.375% 2011[2,5]	23,107	23,396
U.S. Treasury 4.625% 2011	44,430	48,536
U.S. Treasury 4.875% 2011	33,500	36,304
U.S. Treasury 4.875% 2011	5,000	5,410
U.S. Treasury 3.00% 2012[2,5]	33,407	34,663
U.S. Treasury 4.25% 2012	9,825	10,728
U.S. Treasury 4.875% 2012	37,150	40,900
U.S. Treasury 2.00% 2013[2,5]	17,182	17,120
U.S. Treasury 2.75% 2013	65,920	68,418
U.S. Treasury 3.125% 2013	220,000	232,032
U.S. Treasury 3.125% 2013	23,000	24,239
U.S. Treasury 3.375% 2013	37,000	39,479
U.S. Treasury 3.50% 2013	42,045	45,031
U.S. Treasury 3.625% 2013	20,000	21,523
U.S. Treasury 3.875% 2013	33,720	36,608
U.S. Treasury 2.00% 2014[2,5]	16,742	16,683
U.S. Treasury 2.00% 2014[2,5]	59,236	59,101
U.S. Treasury 4.00% 2014	8,850	9,736
U.S. Treasury 4.25% 2014	20,000	22,295
U.S. Treasury 4.25% 2014	16,075	17,930
U.S. Treasury 13.25% 2014	11,000	11,286
U.S. Treasury 2.00% 2015[2,5]	32,367	31,636
U.S. Treasury 4.25% 2015	70,500	78,040
U.S. Treasury 9.875% 2015	7,000	10,011
U.S. Treasury 11.25% 2015	30,000	44,407
U.S. Treasury 2.625% 2016	25,000	24,877
U.S. Treasury 5.125% 2016	100,150	116,248
U.S. Treasury 7.25% 2016	70,835	90,143
U.S. Treasury 7.50% 2016	48,500	62,675
U.S. Treasury 2.375% 2017[2,5]	31,402	31,337
U.S. Treasury 4.625% 2017	89,575	100,733
U.S. Treasury 8.875% 2017	47,000	66,299
U.S. Treasury 3.50% 2018	89,705	93,367
U.S. Treasury 3.75% 2018	144,175	152,797
U.S. Treasury 4.00% 2018	25,000	26,982
U.S. Treasury 8.125% 2019	168,298	234,513
U.S. Treasury 8.50% 2020	36,750	52,622
U.S. Treasury 7.875% 2021	43,750	60,847
U.S. Treasury 8.00% 2021	8,975	12,712
U.S. Treasury 8.125% 2021	26,500	37,646
U.S. Treasury 6.25% 2023	44,585	55,919
U.S. Treasury 7.125% 2023	28,000	37,564
U.S. Treasury 7.50% 2024	8,775	12,626
U.S. Treasury 2.375% 2025[2,5]	6,027	5,830
U.S. Treasury 6.125% 2027	2,450	3,136
U.S. Treasury 3.875% 2029[2,5]	10,654	12,649
U.S. Treasury 6.25% 2030	18,000	23,822
U.S. Treasury 2.00% 2032[2,5]	1,079	1,285
U.S. Treasury 4.50% 2036	54,900	60,836
U.S. Treasury 4.375% 2038	24,375	26,900
U.S. Treasury 3.50% 2039	37,500	36,009
U.S. Treasury Principal Strip 0% 2019	18,000	12,352
		2,667,399

FEDERAL AGENCY BONDS & NOTES — 6.30%
Fannie Mae 1.75% 2011	10,000	10,013
Fannie Mae 3.625% 2011	10,000	10,453
Fannie Mae 6.00% 2011	15,000	16,406
Fannie Mae 6.125% 2012	10,000	11,213
Fannie Mae 2.875% 2013	67,730	68,354
Fannie Mae 3.625% 2013	16,750	17,564
Fannie Mae 5.375% 2017	39,210	44,054
Federal Home Loan Bank 2.50% 2009	5,000	5,042
Federal Home Loan Bank 2.56% 2009	4,000	4,030
Federal Home Loan Bank 4.375% 2009	21,560	21,957
Federal Home Loan Bank 5.00% 2009	10,320	10,563
Federal Home Loan Bank 3.375% 2010	10,000	10,315
Federal Home Loan Bank 7.625% 2010	8,000	8,627
Federal Home Loan Bank 3.625% 2011	5,000	5,207
Federal Home Loan Bank 3.625% 2013	10,000	10,331
Federal Home Loan Bank 5.375% 2016	37,750	41,993
Federal Home Loan Bank 5.375% 2016	8,755	9,590
Federal Home Loan Bank 4.75% 2018	10,050	10,392
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	7,173
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,750
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	20,010	21,140
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	11,139
Freddie Mac 2.875% 2010	17,000	17,430
Freddie Mac 5.25% 2016	5,000	5,546
Freddie Mac 5.50% 2016	10,000	11,277
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,055
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,534
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	9,004	9,416
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,183	2,287
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,085	1,151
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	3,306	3,565
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	7,069	7,299
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	19,585
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,634
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	9,994
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,551
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	4,420	4,627
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,196
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,001	2,047
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,113	1,152
		502,652

ASSET-BACKED OBLIGATIONS[1] — 0.88%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	8,973
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	8,000	6,092
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,265
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,747	4,790
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,752
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	4,574
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	208
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,796	2,750
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	601
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,178
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,101
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	2,941
Discover Card Execution Note Trust, Series 2008-2, Class A, 1.455% 2012[3]	3,000	2,901
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	4,000	2,851
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	2,809
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	2,968	2,684
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	2,487
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	2,165	2,155
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,895	1,942
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,725	1,778
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,451
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.505% 2015[3,4]	2,000	1,423
		69,706

Total bonds & notes (cost: $7,385,172,000)		7,507,296

Short-term securities — 6.34%

Federal Home Loan Bank 0.07%–2.35% due 3/2–6/16/2009	456,500	456,160
International Bank for Reconstruction and Development 0.20% due 4/14/2009	50,000	49,968

Total short-term securities (cost: $506,217,000)		506,128

		Value
		(000)

Total investment securities (cost: $7,891,389,000)		$8,013,424
Other assets less liabilities		(34,959)

Net assets		$7,978,465

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $339,728,000, which represented 4.26% of the net assets of the fund.
3Coupon rate may change periodically.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,446,000, which represented .91% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0409O-S15800

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2009